Note 10 - Lease - Maturities of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Nine months ending December 31, 2019	$ 668
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,816
Less imputed interest	(703)
Present value of lease liabilities	$ 3,113